Financial instruments	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
3.	Financial instruments:

a) For cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities carrying amounts approximate fair value due to the relatively short periods to maturity of these financial instruments. Classification of the Company’s financial instruments are as follows:

	2012	2011
Financial assets:
Held for trading, measured at fair value:
Cash and cash equivalents	$3,162,316	$7,397,025

Loans and receivables measured at amortized cost:
Accounts receivable	$135,497	$287,155

Financial liabilities, measured at amortized cost:
Accounts payable	165,587	217,539
Accrued liabilities	331,164	281,011
	$496,751	$498,550

The Company had neither available for sale, nor held to maturity financial instruments during the periods ended December 31, 2012 or 2011.

b) Investment income: The Company has recorded investment income in relation to the following financial instruments:

	2012	2011	2010
Financial assets held for trading:
Interest income earned on cash and cash equivalents	$19,568	$22,169	$57,277
	$19,568	$22,169	$57,277

(c) Accounts receivable: The Company’s accounts receivable is comprised of the following:

	2012	2011
Trade receivables	$135,497	$287,155
Allowance for doubtful accounts	–	–
	$135,497	$287,155